Hawaiian Tax-Free Trust

SUMMARY PROSPECTUS

July 31, 2011

Tickers:	Class A – HULAX	Class C – HULCX
	Class I – HITIX	Class Y – HULYX

This summary prospectus is designed to provide investors with key Trust information in a clear and concise format. Before you invest, you may want to review the Trust's complete Prospectus, which contains more information about the Trust and its risks. You can find the Trust's Prospectus and other information about the Trust online at www.aquilafunds.com/literature.html. You can also get this information at no cost by calling 800-437-1020 (toll-free) or by sending an e-mail request to info@aquilafunds.com. If you purchase shares of the Trust through a broker-dealer or other financial intermediary (such as a bank), the Prospectus and other information will also be available from your financial intermediary. The Trust's Prospectus and Statement of Additional Information, both dated July 31, 2011, and the independent registered public accounting firm’s report and financial statements in the Trust’s annual report to shareholders dated March 31, 2011, are incorporated by reference into this summary prospectus and may be obtained, free of charge, at the website, phone number or e-mail address noted above.

Investment Objective
The Trust’s objective is to provide you as high a level of current income exempt from Hawaiian state and regular Federal income taxes as is consistent with preservation of capital.

Fees and Expenses of the Trust

This table describes the fees and expenses that you may pay if you buy and hold shares of the Trust. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in the Trust or in other funds in the Aquila Group of Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "Alternative Purchase Plans” on page 21 of the Trust's Prospectus, "What are the sales charges for purchases of Class A Shares” on page 22 of the Prospectus, "Reduced Sales Charges for Certain Purchases of Class A Shares” on page 24 of the Prospectus, and “Purchase, Redemption, and Pricing of Shares” on page 38 of the Statement of Additional Information (the “SAI”). No Class I Shares are currently outstanding.

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares	Class I Shares	Class Y Shares

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.00%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of redemption value or purchase price)	None(1)	1.00%	None	None

Annual Trust Operating Expenses (Expenses that you pay each year as a percentage of your investment)

Investment Advisory Fee	0.14%	0.14%	0.14%	0.14%

Distribution (12b-1) Fee	0.20%	0.75%	0.15%	None

Other Expenses	0.40%	0.65%	0.60%(2)	0.40%

Total Annual Trust Operating Expenses	0.74%	1.54%	0.89%	0.54%

(1)
Purchases of $1 million or more have no sales charge but a contingent deferred sales charge of up to 1% for redemptions within two years of purchase and up to 0.50 of 1% for redemptions during the third and fourth years after purchase.

(2) Other Expenses of Class I Shares are based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Trust with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Trust for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Trust’s operating expenses remain the same. Six years after the date of purchase, Class C Shares automatically convert to Class A Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$473	$627	$795	$1,282
Class C Shares	$257	$486	$839	$1,420
Class I Shares	$91	$284	$493	$1,096
Class Y Shares	$55	$173	$302	$677

You would pay the following expenses if you did not redeem your Class C Shares:

Class C Shares	$157	$486	$839	$1,420

Portfolio Turnover

The Trust pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Trust shares are held in a taxable account. These costs, which are not reflected in annual Trust operating expenses or in the example, affect the Trust's performance. During the most recent fiscal year, the Trust's portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies

The Trust invests primarily in tax-free municipal obligations which pay interest exempt from Hawaii state and regular Federal income taxes. We call these “Hawaiian Obligations.” In general, all or almost all of these obligations are issued by the State of Hawaii, its counties and various other local authorities. These securities may include participation or other interests in municipal securities and variable rate demand notes.  Some Hawaiian Obligations, such as general obligation issues, are backed by the issuer’s taxing authority, while other Hawaiian Obligations, such as revenue bonds, are backed only by revenues from certain facilities or other sources and not by the issuer itself.

Under normal circumstances, at least 80% of the Trust’s assets will consist of Hawaiian obligations of these issuers. These obligations can be of any maturity, but the Trust’s average portfolio maturity has traditionally been between 8 and 12 years.

At the time of purchase, the Trust’s Hawaiian Obligations must be of investment grade quality. This means that they must either

•	be rated within the four highest credit ratings assigned by nationally recognized statistical rating organizations or,

•	if unrated, be determined to be of comparable quality by the Trust’s investment adviser, Asset Management Group of Bank of Hawaii (the “Adviser”).

The Adviser selects obligations for the Trust’s portfolio to best achieve the Trust’s objective by considering various characteristics including quality, maturity and coupon rate.

Principal Risks

Market and Interest Rate Risk. The market prices of the Trust’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment may go down. The value of your investment may also go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term securities.

Credit Risk. If an issuer or obligor of a security held by the Trust or a counterparty to a financial contract with the Trust defaults or is downgraded, or if the value of the assets underlying a security declines, the value of your investment will typically decline.

Rating Agency Risk: Investment grade debt securities may be downgraded by a major rating agency to below investment grade status, which would increase the risk of holding these securities. In addition, a rating may become stale in that it fails to reflect changes to an issuer’s financial condition. Ratings represent the rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies may fail to make timely credit ratings in response to subsequent events. In addition, ratings agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Risks Associated with Investments in Hawaiian Obligations. The Trust may be affected significantly by adverse economic, political or other events affecting Hawaii municipal issuers.

Tax Risk. The income on the Trust’s Hawaiian Obligations could become subject to Federal and/or state income taxes due to noncompliant conduct by issuers, unfavorable legislation or litigation or adverse interpretations by regulatory authorities.

Liquidity Risk. Some securities held by the Trust may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the Trust is forced to sell an illiquid security to meet redemption requests or other cash needs, the Trust may be forced to sell the security at a loss.

Prepayment or Call Risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right, and the Trust could be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The Trust may also lose any premium it paid on the security.

Portfolio Selection Risk. The value of your investment may decrease if the Adviser’s judgment about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, or about interest rates, is incorrect.

An investment in the Trust is not a deposit in Bank of Hawaii, any of its bank or non-bank affiliates or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Trust is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”). Thus, compared with “diversified” funds, it may invest a greater percentage of its assets in obligations of a small number of issuers. In general, the more the Trust invests in the securities of specific issuers or issues of a similar project type, the more the Trust is exposed to risks associated with investments in those issuers or types of projects.  Also, the Trust may be more volatile than a more geographically diverse fund.

Loss of money is a risk of investing in the Trust.

These risks are discussed in more detail later in the Prospectus or in the SAI.

Trust Performance

The following bar chart and table provide some indication of the risks of investing in the Trust by showing changes in the Trust’s performance from year to year and by showing how the Trust’s average annual returns for the designated periods compare with those of a broad measure of market performance. The Trust's past performance (before and after taxes) is not necessarily an indication of how the Trust will perform in the future. Updated performance information is available at www.aquilafunds.com or by calling 800-437-1020 (toll-free).

ANNUAL TOTAL RETURNS - Class Y Shares
2001 - 2010

Percent
20

18

16

14

12

10
              8.78
8             XXXX
              XXXX                                                7.54
6             XXXX                                                XXXX
      4.70    XXXX     4.92                                       XXXX
4     XXXXX   XXXX     XXXX                                       XXXX
      XXXXX   XXXX     XXXX    3.31          3.79   3.16          XXXX
2     XXXXX   XXXX     XXXX    XXXX   1.99   XXXX   XXXX          XXXX
      XXXXX   XXXX     XXXX    XXXX   XXXX   XXXX   XXXX   1.31   XXXX    1.85
0     XXXXX   XXXX     XXXX    XXXX   XXXX   XXXX   XXXX   XXXX   XXXX    XXXX

      2001    2002     2003    2004   2005   2006   2007   2008   2009    2010

Calendar Years

During the 10-year period shown in the bar chart, the highest return for a quarter was 3.80% (quarter ended September 30, 2002) and the lowest return for a quarter was –2.38% (quarter ended December 31, 2010).

The year-to-date (from January 1, 2011 to June 30, 2011) total return for Class Y Shares was 2.85%.

	Average Annual Total Returns for the Periods Ended December 31, 2010
	1 Year	5 Years	10 Years
Class Returns Before Taxes:
Class A	(2.40)%	2.44%	3.48%
Class C	(0.18)%	2.46%	3.07%
Class Y	1.85%	3.51%	4.11%
Class Y Returns After Taxes:
On Distributions	1.85%	3.50%	4.10%
On Distributions and Redemption	2.39%	3.56%	4.12%
Barclays Capital Quality Intermediate Municipal Bond Index(1)	3.21%	4.73%	4.76%

(1)	This index is unmanaged and does not reflect deductions for Trust operating expenses or sales charges.

These returns are calculated using the highest individual Federal marginal income and capital gains tax rates in effect at the time of each distribution and redemption, but do not reflect state and local taxes.  Actual after-tax returns will depend on your specific situation and may differ from those shown.  The total returns reflect reinvestment of dividends and distributions.  After-tax returns are shown only for Class Y Shares.  After-tax returns for other classes of shares will vary.

Management

Investment Adviser --Asset Management Group of the Bank of Hawaii

Administrator --Aquila Investment Management LLC

Portfolio Managers -- Mr. Stephen Rodgers, CFA is the Chief Investment Officer and an Executive Vice President of Bank of Hawaii (“BOH”).  Mr. Rodgers is the lead Portfolio Manager and has been working with the Trust’s portfolio since 2003. He has been with BOH since 1995.

Janet Katakura is a Vice President and Senior Portfolio Manager with BOH. She has been employed by BOH since 1983 and has over 30 years of experience in the investment industry.

Denis Massey is a Vice President and Portfolio Manager with BOH. He has been employed by BOH since 2007.

Purchase and Sale of Trust Shares

You may purchase, redeem or exchange shares of the Trust on any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange Class A Shares or Class C Shares either through a financial advisor or directly from the Trust and Class I Shares and Class Y Shares through a financial intermediary. The minimum initial purchase into the Trust is $1,000, and $50 if an automatic investment program is established. There is no minimum for subsequent investments.

Tax Information

The Trust intends to distribute income that is exempt from regular Federal and Hawaii state income taxes. Portions of the Trust's distributions may be subject to such taxes and/or to the Federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Trust through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Trust and its Distributor or Administrator may pay the intermediary for the sale of Trust shares and related shareholder servicing activities. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Trust over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

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